NATURE OF BUSINESS (Details Narrative)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
NATURE OF BUSINESS
State of Incorporation			Wyoming
Management service descriptions	WeTrade have appointed 3rd party software company to develop an auto-billing management system (“Wepay System”) at the cost of RMB 400,000 in order to provide online payment services for its online store customers in PRC.	WeTrade Group Inc. is in the business of providing technical services and solutions via its membership-based social e-commerce platform and the Group is target to provided technical and auto-billing management services for 100 million micro-business users in China.
Description for auto billing management		The auto-billing management system of WeTrade group has more than 12 million micro-business users, 60,000 blog users and more than 2000 hotels direct booking suppliers in China. It is expected will be more than 12% of 100 million micro-business users in China by end of 2020.
Date of Incorporation			Mar. 28, 2019